Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Effective tax rate	15.60%	2.90%
Statutory tax rate	21.00%
deferred income tax liabilities	$ 29.9	$ 77.8
Deferred Tax Assets, Valuation Allowance	53.7	37.3
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	16.4
undistributed foreign earnings	111.8	111.2
Domestic Tax Authority [Member]
Operating Loss Carryforwards	284.9
Operating Loss Carryforwards expire amount	65.2
Operating Loss Carryforwards Indefinite Amount	219.7
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	399.9
Operating Loss Carryforwards expire amount	339.9
Operating Loss Carryforwards Indefinite Amount	60.0
Foreign Tax Authority [Member]
Operating Loss Carryforwards	29.5
Operating Loss Carryforwards expire amount	12.8
Operating Loss Carryforwards Indefinite Amount	16.7
Other Assets [Member]
deferred tax assets	$ 1.0	$ 0.6